Fair Value of Financial Instruments (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Marketable Securities
Marketable Securities, Noncurrent	$ 310	$ 336
Derivative Instruments and Hedging Activities
Derivatives, notional amount	141	146
Cash Flow Hedges
Derivative Instruments and Hedging Activities
Derivatives, notional amount	$ 10	$ 34